Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets
Schedule of intangible assets

	Goodwill	Licenses with indefinite useful life	Trademarks	Customer relationships	Software	Education content	Developed technology	Educational platform	Intangible in progress	Other	Total
Cost
As of January 1, 2023	1,257,045	2,189,814	182,060	435,816	43,300	69,589	90,749	55,697	14,734	1,055	4,339,859
Additions	-	-	-	-	1,314	9,827	37,712	23,164	27,976	-	99,993
Business combination	75,098	586,263	-	142,451	63	-	-	-	-	-	803,875
Write-off (i)	-	-	-	-	(2,235)	-	-	(911)	(125)	-	(3,271)
Remeasurement	2,556	-	-	-	-	-	-	-	-	-	2,556
Transfer	-	-	-	-	28,708	4,785	16	(3,058)	(30,451)	-	-
As of December 31, 2023	1,334,699	2,776,077	182,060	578,267	71,150	84,201	128,477	74,892	12,134	1,055	5,243,012
Additions	-	157,227	-	-	1,511	17,701	14,092	30,255	34,905	-	255,691
Business combination	192,034	427,482	-	34,560	-	-	-	-	-	-	654,076
Write-off (i)	-	-	-	-	-	(162)	(117)	-	(1)	-	(280)
Transfer	-	-	-	-	23,292	6,529	(39,929)	29,673	(19,565)	-	-
As of December 31, 2024	1,526,733	3,360,786	182,060	612,827	95,953	108,269	102,523	134,820	27,473	1,055	6,152,499
Additions	-	99,629	-	-	276	25,106	9,552	31,250	72,184	-	237,997
Write-off (i)	-	-	-	-	-	(2)	(1)	-	(272)	-	(275)
Transfer	-	-	-	(691)	31,531	-	-	-	(30,840)	-	-
As of December 31, 2025	1,526,733	3,460,415	182,060	612,136	127,760	133,373	112,074	166,070	68,545	1,055	6,390,221

Amortization
As of January 1, 2023	-	-	(14,955)	(212,363)	(17,277)	(26,562)	(10,093)	(17,039)	-	(79)	(298,368)
Amortization	-	-	(11,083)	(89,584)	(8,764)	(15,668)	(21,504)	(4,778)	-	(105)	(151,486)
Write-off (i)	-	-	-	-	1,947	-	-	911	-	-	2,858
Transfer	-	-	-	-	-	-	(6)	6	-	-	-
As of December 31, 2023	-	-	(26,038)	(301,947)	(24,094)	(42,230)	(31,603)	(20,900)	-	(184)	(446,996)
Amortization	-	-	(12,506)	(82,737)	(16,457)	(18,471)	(20,086)	(22,387)	-	(106)	(172,750)
Write-off (i)	-	-	-	-	-	1	35	-	-	-	36
Transfer	-	-	-	-	(1,207)	-	9,019	(7,812)	-	-	-
As of December 31, 2024	-	-	(38,544)	(384,684)	(41,758)	(60,700)	(42,635)	(51,099)	-	(290)	(619,710)
Amortization	-	-	(5,127)	(74,558)	(24,739)	(20,782)	(16,741)	(40,478)	-	(106)	(182,531)
Transfer	-	-	-	380	(380)	-	-	-	-	-	-
As of December 31, 2025	-	-	(43,671)	(458,862)	(66,877)	(81,482)	(59,376)	(91,577)	-	(396)	(802,241)

Net book value
As of December 31, 2025	1,526,733	3,460,415	138,389	153,274	60,883	51,891	52,698	74,493	68,545	659	5,587,980
As of December 31, 2024	1,526,733	3,360,786	143,516	228,143	54,195	47,569	59,888	83,721	27,473	765	5,532,789

(i)	Refers to intangible assets written-off as result of lack of expectation of future use.

Schedule of assumptions for impairment test

	Carrying amount
	Goodwill		Licenses with indefinite useful life		CGU
	2025	2024	2025	2024	2025	2024

IPTAN	17,446	17,446	57,214	57,214	142,155	122,599
IESVAP	27,956	27,956	81,366	81,366	128,552	126,195
CCSI	4,664	4,664	56,737	56,737	64,782	60,377
IESP	73,838	73,838	179,693	179,693	336,287	322,900
FADEP	49,661	49,661	70,606	70,606	143,096	141,201
FASA	58,903	58,903	144,507	144,507	350,392	341,020
IPEC	-	-	108,000	108,000	168,247	168,174
UniRedentor	77,662	77,662	121,477	121,477	251,332	244,123
UniSL	4,420	4,420	273,795	273,795	401,911	386,889
FESAR	71,664	71,664	141,616	141,616	248,037	246,385
FCMPB	110,483	110,483	235,018	235,018	404,039	392,862
ITPAC Garanhuns	-	-	108,000	108,000	150,489	129,458
Continuing education (i)	267,477	267,477	-	-	574,048	542,354
Medical practice solutions (i)	238,477	238,477	-	-	373,954	411,873
UnifipMoc	87,777	87,777	239,847	239,847	427,474	412,698
Unigranrio	169,173	169,173	421,538	421,538	804,996	819,682
DelRey	75,098	75,098	693,890	693,890	960,966	929,307
Unidom	192,034	192,034	427,482	427,482	718,699	687,570
FUNIC	-	-	99,629	-	110,943	-
	1,526,733	1,526,733	3,460,415	3,360,786	6,760,399	6,485,667

(i)	For the year ended December 31, 2025, the companies included in former Pillar 1 (Medcel, Além da Medicina, CardioPapers and Medical Harbour) where grouped together with IPEMED to constitute the Continuing education CGU. The companies included in former Pillar 2 (PEBMED) and former Pilar 3 (iClinic, Medicinae, Shosp and RX Pro) where grouped together with Glic and Cliquefarma to constitute the Medical practice solutions CGU. As a result, the prior period was revised for comparative purposes. The grouping of these companies into a unified CGU reflects the economic reality of their business and is consistent with the Company’s integrated operational model. This classification also represents how operations are internally monitored.

Schedule of assumptions

Key assumption	Description	2025	2024
Discount rates	Represent the current market assessment of the specific risks associated to the CGUs, estimated based on information from both internal and external sources, including the Company’s and third parties historical weighted-average cost of capital (WACC).	Pre-tax discount rate applied to cash flow projections: between 10.82% and 11.73%.	Pre-tax discount rate applied to cash flow projections: between 11.66% and 13.97%.
Perpetuity growth rate	Cash flow projections include specific estimates for a five-year period followed by a terminal growth rate, determined based on management's internal estimate of the long-term compound annual growth rate (CAGR), consistent with the assumptions that would be made by a market participant.	From 3.5% to 9.50%.	From 3.5% to 7.53%.
EBITDA[1] growth rate (annual average for the next five years)	EBITDA growth rate was estimated using historical performance as a baseline, adjusted for: - Expected revenue growth, driven by increases in both sales volume and pricing. - Expected margin expansion, which reflects operational efficiencies and scale economies as volumes increase, partially offset by projected increases in costs.	6.88%	5.69%

Sensitivity analysis: impacts of possible changes in key assumptions

An increase of 25 basis points in management’s estimated discount rate applied to the cash flow projections of each CGU for the year ended December 31, 2025, or a decrease of 25 basis points on perpetuity growth rate or EBITDA growth rate would not have significant impacts on Company’s impairment testing.

Impairment testing of other intangible assets

There were no impairment indicatives of intangible assets with finite useful lives as of and for the year ended December 31, 2025.